9. Direct taxes and contributions recoverable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
DirectTaxesAndContributionsRecoverableLineLineItems [Line Items]
Direct taxes and contributions recoverable	R$ 532,543	R$ 535,704
Current portion	(323,040)	(334,806)
Non-current portion	209,503	200,898
Income Tax And Social Contribution On Income [Member] | Direct [Member]
DirectTaxesAndContributionsRecoverableLineLineItems [Line Items]
Direct taxes and contributions recoverable	434,823	431,005
PIS/COFINS [Member] | Direct [Member]
DirectTaxesAndContributionsRecoverableLineLineItems [Line Items]
Direct taxes and contributions recoverable	53,509	52,879
Other [Member] | Direct [Member]
DirectTaxesAndContributionsRecoverableLineLineItems [Line Items]
Direct taxes and contributions recoverable	R$ 44,211	R$ 51,820